Non-controlling Interests	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Non-controlling Interests
Non-controlling Interests
The non-controlling interests presented in these Consolidated Financial Statements relate to portions of consolidated subsidiaries held by the non-controlling interest holders.

Blackstone Retail Transaction II Holdco L.P. (“Holdco II”), an affiliate of Blackstone Real Estate Partners VI, L.P. owns 20.05% of BPG Sub. Holdco II may, from and after the first anniversary of the IPO exchange their BPG Sub shares for shares of the Company’s common stock on a one-for-one basis subject to customary rate adjustments for splits, share dividends and reclassifications, or, at the Company’s election, for cash.

In connection with the IPO, the Company issued 15,877,791 OP Units in the Operating Partnership having a value of $317.5 million in exchange for the Acquired Properties. These units represent a 5.22% non-controlling interest in the Operating Partnership. Holders of outstanding OP Units may, from and after the first anniversary of the IPO, redeem their OP Units for cash, or at our election, exchange their OP Units for shares of the Company’s common stock on a one-for-one basis subject to customary rate adjustments for splits, unit distributions and reclassifications.

Also in connection with the IPO, the Company created the Series A interest in the Operating Partnership that allocates to certain funds affiliated with the pre-IPO owners all of the economic consequences of ownership of the Operating Partnership’s interest in 47 properties that the Operating Partnership historically held in its Non-Core Properties.  During 2013, the Company disposed of 11 of the Non-Core Properties. As of December 31, 2013, the Company owned a 100% interest in 33 of the Non-Core Properties and a 20% interest in three of the Non-Core Properties.  On January 15, 2014, the Operating Partnership caused all but one of the Non-Core Properties to be transferred to the pre-IPO owners. The one remaining Non-Core Property was transferred to the lender in satisfaction of the property's mortgage balance and, following such transfer, on March 28, 2014, the Series A was terminated. The operating results of the 44 wholly-owned Non-Core Properties are included in Discontinued operations in the Combined Consolidated Statements of Operations. The operating results of the remaining three Non-Core Properties, in which the Company owned a 20% interest, are included in Equity in income of unconsolidated joint ventures within continuing operations in the Combined Consolidated Statements of Operations.

During the years ended December 31, 2013 and 2012, distributions to non-controlling holders of BPG Subsidiary shares and OP Units were $25.2 million and $6.2 million, respectively. During the period from June 28, 2011 through December 31, 2011 there were no distributions to non-controlling holders of BPG Subsidiary shares and OP Units.